SHARE CAPITAL (Tables)	9 Months Ended
Sep. 30, 2024
SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE

As at September 30, 2024, the Company had the following options outstanding and exercisable:

Grant Date	Expiry Date	Exercise Price	Remaining Contractual Life (years)	Number of Options Outstanding	Number of Options Exercisable
October 30, 2019	October 30, 2029	$62.50	5.07	11,130	11,134
November 19, 2019	November 19, 2029	$62.50	5.13	2,000	2,000
April 30, 2020	April 30, 2030	$62.50	5.57	320	320
April 30, 2020	April 30, 2030	$96.25	5.57	4,400	4,400
July 3, 2020	July 3, 2025	$80.00	0.75	4,000	4,000
November 24, 2020	November 24, 2030	$62.50	6.14	1,280	1,280
February 2, 2021	February 2, 2031	$330.00	6.33	1,200	1,200
March 8, 2021	March 8, 2026	$347.50	1.43	400	400
April 27, 2021	April 27, 2031	$253.75	6.56	4,840	4,774
September 9, 2021	September 9, 2026	$121.00	1.94	1,034	1,034
November 9, 2023	November 9, 2033	$15.65	9.09	1,200	400
				31,804	30,942

SCHEDULE OF STOCK OPTIONS OUTSTANDING
	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2022	35,154	$115.00
Forfeited	(400)	94.25
Issued	1,200	15.65
Outstanding, December 31, 2023	35,954	$112.00
Forfeited	(4,150)	111.61
Outstanding, September 30, 2024	31,804	$111.99

SUMMARY OF CHANGES IN RESTRICTED STOCK UNITS

As at September 30, 2024, the Company had the following RSUs outstanding:

Number of RSUs
Outstanding, December 31, 2022	47,982
Vested	(60,331)
Issued	67,413
Forfeited	(10,519)
Outstanding, December 31, 2023	44,545
Vested	(22,750)
Issued	185,218
Forfeited	(10,487)
Outstanding, September 30, 2024	196,526

SCHEDULE OF ISSUE DATE FAIR VALUE INPUTS OF WARRANTS

Summary of issue date fair value inputs

	February Issuance		April Issuance		August Issuance
	Warrants	Broker	Warrants	Broker	Broker
Volatility	119.23%	107.8%	119.80%	108.67%	118.87%
Risk free rate	4.33%	4.48%	4.65%	4.62%	3.74%
Expected life	5 years	3 years	5 years	3 years	3 years
Expected dividend yield	0%	0%	0%	0%	0%

SCHEDULE OF WARRANT DERIVATIVE LIABILITY

Warrant Derivative Liability

Balance at December 31, 2022	$-
Warrants issued	3,985,015
Change in fair value of warrants outstanding	211,110
Balance at December 31, 2023	$4,196,125
Warrants issued	7,282,325
Warrants exercised	(3,661,282)
Change in fair value of warrants outstanding	(2,788,734)
Reclassify amended warrants to equity	(3,776,429)
Balance at September 30, 2024	$1,252,005

SCHEDULE OF WARRANTS EQUITY TREATMENT	Warrants – Equity Treatment
Balance at December 31, 2023	$-
Reclassification of amended warrants	3,776,428
Balance at September 30, 2024	$3,776,428

SCHEDULE OF WARRANT AND FAIR VALUE OUTSTANDING

Details of liability warrants and their fair values are as follows:

Issue Date	Exercise Price		Number of Warrants Outstanding at September 30, 2024	Fair Value at September 30, 2024	Number of Warrants Outstanding at December 31, 2023	Fair Value at December 31, 2023
Derivative Liability
February 26, 2024 (1)	US$	4.4025	474,332	1,252,005	-	-
October 30, 2023 (2)	CAD$	5.6925	-	-	256,000	3,180,543
October 30, 2023 (3)	US$	0.003	-	-	64,000	1,015,582
			474,332	$1,252,005	320,000	$4,196,125

1)	The warrants expire February 26, 2029.
2)	The warrant terms were amended and warrants were reclassified to equity August 7,2024
3)	The warrants have no expiry date. They were exercised January 5, 2024.

SCHEDULE OF DETAILS OF THE WARRANTS TREATED AS EQUITY

Details of the warrants treated as equity and their fair values are as follows:

Warrants – Equity Treatment

	Exercise Price		Number of Warrants Outstanding at September 30, 2024	Fair value at September 30, 2024	Number of Warrants Outstanding at December 31, 2023	Fair Value at December 31, 2023
October 30, 2023 (1)	CAD$	5.6925	256,000	$1,187,147	-		$-
April 29, 2024 (2)	CAD$	5.625	540,541	2,589,281	-		-
August 21, 2024 (3)	CAD$	5.12	666,667	-	-		-
			1,463,208	$3,776,428	-	$

1)	The warrants expire October 30, 2028. These were moved from derivative liability August 7, 2024.
2)	The warrants expire April 29, 2029. These were moved from derivative liability August 7, 2024.
3)	The warrants expire August 21, 2029.

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR WARRANTS

The fair values of the derivative warrants and were estimated using the Black-Scholes Option Pricing Model with the following weighted average assumptions:

	September 30, 2024	December 31, 2023
Risk free interest rate	3.58%	3.84%
Expected volatility	120.48%	113.78%
Expected life	4.66 years	4.8 years
Expected dividend yield	0%	0%

SUMMARY OF CHANGES IN WARRANTS
	Number of Warrants	Weighted Average Exercise Price
Outstanding, December 31, 2022	316,672	$147.53
Issued	332,800	20.66
Expired	(306,480)	153.52
Outstanding, December 31, 2023	342,992	$15.75
Issued	2,496,370	4.38
Exercised	(791,668)	0.4661
Expired	(10,192)	125.00
Outstanding September 30, 2024	2,037,502	$6.14

SCHEDULE OF WARRANTS OUTSTANDING

As at September 30, 2024, the Company had the following warrants outstanding:

Date issued	Expiry date	Exercise price		Number of warrants outstanding
October 30, 2023	October 30, 2026	CAD$	23.20	12,800
October 30, 2023	October 30, 2028	CAD$	5.6925	256,000
February 26, 2024	February 26, 2027	US$	8.44	26,800
February 26, 2024	February 26, 2029	US$	4.4025	474,332
April 29, 2024	April 29, 2029	CAD$	5.625	540,541
April 29, 2024	April 29, 2024	CAD$	11.06	27,028
August 21, 2024	August 21, 2027	CAD$	5.12	33,334
August 21, 2024	August 21, 2029	CAD$	5.12	666,667
				2,037,502